Pension and Severance Benefits - Allocation of Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	$ 26,357	$ 26,932
Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	8,490	21,277
Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	17,867	5,655
Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	20,512	21,373	19,468
Domestic Plans | Domestic fixed income mutual funds | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets		4,712
Domestic Plans | Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	20,512	21,373
Domestic Plans | Total | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	816	297
Domestic Plans | Total | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	849	5,183
Domestic Plans | Total | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,423	3,177
Domestic Plans | Total | Domestic fixed income mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	969	1,489
Domestic Plans | Total | Domestic closed end mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,643	3,754
Domestic Plans | Total | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0
Domestic Plans | Total | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,588	1,427
Domestic Plans | Total | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	995	1,023
Domestic Plans | Total | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	12,229	311
Domestic Plans | Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,700	18,612
Domestic Plans | Level 1 | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	816	297
Domestic Plans | Level 1 | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	849	5,183
Domestic Plans | Level 1 | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,423	3,177
Domestic Plans | Level 1 | Domestic fixed income mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	969	1,489
Domestic Plans | Level 1 | Domestic fixed income mutual funds | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets		4,712
Domestic Plans | Level 1 | Domestic closed end mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,643	3,754
Domestic Plans | Level 1 | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0
Domestic Plans | Level 1 | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 1 | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 1 | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	14,812	2,761
Domestic Plans | Level 2 | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Domestic fixed income mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Domestic closed end mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,588	1,427
Domestic Plans | Level 2 | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	995	1,023
Domestic Plans | Level 2 | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	12,229	311
Domestic Plans | Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Domestic closed end mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0
Domestic Plans | Level 3 | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,845	5,559	5,176
Foreign Plans | Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,845	5,559
Foreign Plans | Total | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,395	2,282
Foreign Plans | Total | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	395	383
Foreign Plans | Total | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,055	2,894
Foreign Plans | Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,790	2,665
Foreign Plans | Level 1 | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,395	2,282
Foreign Plans | Level 1 | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	395	383
Foreign Plans | Level 1 | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,055	2,894
Foreign Plans | Level 2 | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 2 | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 2 | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,055	2,894
Foreign Plans | Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 3 | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 3 | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 3 | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	$ 0	$ 0